Cryptocurrency receivable - Narratives (Details) - item			12 Months Ended
	Dec. 23, 2024	Sep. 27, 2024	Dec. 31, 2025	Dec. 31, 2024
Cryptocurrency receivable
Bitcoins transferred to fixed term financial product (Note a)	100	100	100	100
Annual return (%)		1.50%
Investment period	1 year	30 days
Fixed term investment extension period			1 year
Minimum
Cryptocurrency receivable
Annual return (%)	1.00%